SEGMENT INFORMATION - Each product or service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues generated from each product
Total net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
CSI Solar Segment | Solar modules
Revenues generated from each product
Total net revenues	5,941,345	5,534,379	3,328,301
CSI Solar Segment | Solar system kits
Revenues generated from each product
Total net revenues	679,350	538,157	302,133
CSI Solar Segment | EPC and Others
Revenues generated from each product
Total net revenues	250,105	133,833	299,997
CSI Solar Segment | Battery storage solutions
Revenues generated from each product
Total net revenues	245,173	440,716	222,655
Recurrent Energy Segment | Electricity Revenue From Operating Portfolio and Others
Revenues generated from each product
Total net revenues	46,176	26,072	24,571
Recurrent Energy Segment | Solar power and battery energy storage asset sales
Revenues generated from each product
Total net revenues	399,098	761,677	1,064,178
Recurrent Energy Segment | Power services (O&M) and asset management
Revenues generated from each product
Total net revenues	$ 52,379	$ 33,776	$ 35,334